Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Capitalization, Long-term Debt [Line Items]
Total	$ 118,467		$ 85,514
Current portion	42,332		19,194
Long-term portion	76,135		66,320
Oseo ANVAR loans [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	1,927	[1]	2,553	[1]
French Ministry Of Research [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	1,790	[2]	2,033	[2]
Acquisition liability contingent consideration [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	70,112	[3]	37,991	[3]
Acquisition liability note [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	0	[3]	10,405	[3]
Acquisition liability warrant consideration [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	34,542	[3]	10,497	[3]
Deerfield Facility agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	0	[4]	12,492	[4]
Deerfield Royalty agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	6,837	[4]	4,590	[4]
Broadfin Facility agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	0	[5]	2,767	[5]
Broadfin Royalty agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	$ 3,259	[5]	$ 2,187	[5]

[1]	OSEO Anvar is an agency of the French government that provides financing to French companies for R&D. At December 31, 2013 and 2014, the Company had outstanding loans from Anvar of $2,553,000 and $1,927,000, respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Repayment is scheduled to occur from 2014 through 2019.
[2]	In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the “Proteozome” project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2015. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful. The company has not received official acceptance notice of commercial and technical success.
[3]	The Acquisition liability relates to the acquisition by the Company through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC (see note 2 Business combinations). In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of: ⋅ a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat; ⋅ two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and ⋅ a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.
[4]	On February 4, 2013 the Company concluded a $15 million debt financing transaction (Facility Agreement) with Deerfield Management, a current shareholder. Subject to certain limitations, the Company may use the funds for working capital, including continued investment in its R&D projects.
[5]	On December 3, 2013 the Company concluded with Broadfin Healthcare Master Fund, a current shareholder, a $15 million debt financing transaction (Facility Agreement) divided in 3 tranche of $5 million each, Under the terms of the Facility, upon closing Broadfin made an initial loan of $5.0 million and the Company was entitled to request, at any time prior to August 15, 2014, up to two additional loans in the amount of $5.0 million each, with funding subject to certain specified conditions. Subject to certain limitations, the Company was permitted to use the funds for working capital, including continued investment in its R&D projects.